Related parties - Ownership percentage (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IHS Fiber Brasil - Cesso de Infraestruturas Ltda.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Brasil Servios de Infraestrutura Ltda.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
I-Systems Solues de Infraestrutura S.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	51.00%	51.00%
San Gimignano Imoveis e Adminsitracao Limitada
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Centennial Towers of Colombia Ltd.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Cameroon S.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Centennial Towers Colombia S.A.S.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Towers Colombia S.A.S
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Polar Breeze Colombia S.A.S
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Cote d Ivoire S.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Telecom Towers Egypt S.A.E.
Disclosure of transactions between related parties [line items]
Ownership percentage	80.00%	80.00%
IHS KSA Limited
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
IHS Kuwait Limited
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
IHS Mauritius Cameroon Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Mauritius Cte d'Ivoire Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Mauritius Netherlands Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Mauritius Rwanda Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Mauritius Zambia Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Centennial Towers Brasil Cooperatief U.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Centennial Towers of Brasil B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands (Interco) Cooperatief U.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands BR B.V
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands Connect B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands EGY B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands GCC B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
IHS Netherlands KSA B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
IHS Netherlands NG1 B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands NG2 B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands PHP B.V
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands RSA B.V
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Nigeria Tower Interco B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands Holdco B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Global Independent Connect Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Nigeria Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Towers NG Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
INT Towers Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
INT Towers NG Finco 1 PLC
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
IHS E-Services (NG) Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Peru S.A.C.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
IHS Rwanda Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Rwanda Towers Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS South Africa Holding Proprietary Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Towers South Africa Proprietary Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS GCC MAR Holding Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Finco Management Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS GCC Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS SSC FZE
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS GCC KW Holding Limited
Disclosure of transactions between related parties [line items]
Ownership percentage		70.00%
IHS Africa (UK) Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Towers Inc.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Zambia Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%